Warrant Liability (Details) - USD ($)					1 Months Ended	3 Months Ended	9 Months Ended	12 Months Ended
	Oct. 12, 2022	Jan. 11, 2022	Jan. 03, 2022	Nov. 03, 2021	Jan. 19, 2023	Mar. 30, 2023	Sep. 30, 2023	Dec. 31, 2022
Warrant Liability (Details) [Line Items]
Purchase of aggregate shares					180,429
Exercise price of warrant			$ 230		$ 20
Aggregate common shares					180,429
Gross proceeds amount					$ 3,608,571
Exercise warrants term					5 years
Outstanding warrants						210,320
Outstanding warrants per share						$ 20
Warrants exercised					174,000	210,320
Exchange of common shares						210,320
Fair value of the warrants amount						$ 3,410,100	$ 13,923
Common shares				18,929
Warrant expiry term				5 years
Initial stock price					$ 19		$ 282
Strike rate					$ 20		$ 230
Dividend yield percentage					0.00%		0.00%	0.00%
Warrants term					0 years		3 years 3 months 10 days
Volatility percentage					130.00%		105.00%
Risk-free rate percentage					3.62%		4.72%	3.10%
Warrants	174,000	85,200			12,500
Pre-funded warrants	15,900	14,800					530,000
Share price								$ 15
Exercise price							$ 230	$ 23
Expected volatility percentage								100.00%
Warrants issued							$ 17,391
Exercisable per share							$ 23
Fair value of the waiver warrants						328,696		$ 184,983
Top of range [Member]
Warrant Liability (Details) [Line Items]
Exercise price of warrant					$ 23
Bottom of range [Member]
Warrant Liability (Details) [Line Items]
Exercise price of warrant					20
Warrants [member]
Warrant Liability (Details) [Line Items]
Exercise price of warrant				$ 400
Warrants [member]
Warrant Liability (Details) [Line Items]
Exercise price of warrant					$ 20
Holder exercised warrants					29,891
Warrants exercised					161,500
January 19, 2023 Warrants [Member]
Warrant Liability (Details) [Line Items]
Fair value of the warrants amount					$ 2,875,580
Discount for lack of marketability percentage					15.00%
November 3, 2021 Warrants [Member]
Warrant Liability (Details) [Line Items]
Fair value of the warrants amount								$ 197,733
Initial stock price								$ 15
Strike rate								$ 23
Dividend yield percentage								0.00%
Warrants term								3 years 10 months 2 days
Volatility percentage								110.00%
Risk-free rate percentage								4.08%
Black Scholes Option Pricing Model [Member]
Warrant Liability (Details) [Line Items]
Fair value of the warrants amount					$ 132,957			$ 501,330
Initial stock price								$ 15
Strike rate								$ 230
Dividend yield percentage								0.00%
Warrants term								4 years 10 days
Volatility percentage								110.00%
Risk-free rate percentage								4.08%
Black Scholes Option Pricing Model [Member] | Prior to Exercise [Member]
Warrant Liability (Details) [Line Items]
Fair value of the warrants amount
October 12, 2022 Warrants [Member]
Warrant Liability (Details) [Line Items]
Fair value of the warrants amount					$ 12,500		$ 29,891	$ 1,850,758
Dividend yield percentage					0.00%			0.00%
Warrants term					4 years 8 months 23 days
Volatility percentage					115.00%
Risk-free rate percentage					3.49%			3.98%
Share price					$ 19			$ 15
Exercise price					$ 20			$ 23
Expected volatility percentage								100.00%
Warrants issued							$ 17,391
Unexercised warrants							12,500
Fair value of the outstanding warrants						$ 564,946
October 12, 2022 Warrants [Member] | Prior to Exercise [Member]
Warrant Liability (Details) [Line Items]
Fair value of the warrants amount					$ 161,500
Dividend yield percentage					0.00%
Warrants term					0 years
Volatility percentage					115.00%
Risk-free rate percentage					3.49%
Share price					$ 19
Exercise price					20
Common Shares [Member]
Warrant Liability (Details) [Line Items]
Exercise price of warrant					$ 20
Holder exercised warrants					23